Shareholders' Equity (Intrinsic Value of Stock Options) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Aggregate intrinsic value of options outstanding	$ 3,457	$ 9,129
Aggregate intrinsic value of options exercisable	2,887	5,300
Total intrinsic value of options exercised	$ 600	$ 2,334